Taxation - Additional information (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 13, 2020 USD ($)	Jan. 13, 2020 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Expense [Line Items]
Effective income tax rate	(0.60%)	0.00%	0.00%
Value added tax percentage	6.00%
Deferred tax assets due to tax losses		¥ 89,713		¥ 120,703
Related valuation allowance		¥ 89,713	¥ 62,714	¥ 120,703			¥ 48,555
Percentage withholding income tax dividends distributed by foreign-invested entity ("FIE")	10.00%
Withholding tax rate lowered if foreign investor owns shares of FIE	5.00%
Percentage share of FIE own directly by foreign investor	25.00%
Acquisition of Longye
Income Tax Expense [Line Items]
Deferred tax assets due to tax losses					$ 229	¥ 1,494
Related valuation allowance					$ 229	¥ 1,494
China | State Administration of Taxation, China
Income Tax Expense [Line Items]
Effective income tax rate	25.00%
Hong Kong | Inland Revenue, Hong Kong
Income Tax Expense [Line Items]
Assessable profits | $	$ 2.0
First HK$2 million of profits, tax rate	8.25%
Effective income tax rate	16.50%